Significant Accounting Policies - Accumulated Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Other comprehensive income before reclassifications, net of tax	$ 1,292
Related tax effect	$ 202	$ 496	$ 360